Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Shares Issued

Issued

	Number of Common Shares	Consideration

Balance – December 31, 2014	830,242,574	$1,632
Issued under option plans	4,803,560	72
Issued for dividend reinvestment plan	1,494,017	43

Balance – December 31, 2015	836,540,151	1,747
Issued under option plans	2,329,600	36
Issued for dividend reinvestment plan	920,628	15

Balance – December 31, 2016	839,790,379	1,798
Issued under option plans and share-settled plans	114,900	2
Issued for dividend reinvestment plan	317,762	6

Balance – December 31, 2017	840,223,041	1,806